Label	Element	Value
IQ 500 International ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ 500 International ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that track (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ 500 International Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”), an affiliate of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”).

The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in the Underlying Index (“Underlying Index Components”). The Underlying Index consists of a number of Underlying Index Components selected in accordance with IndexIQ’s rules-based methodology. Such Underlying Index Components will include primarily non-U.S. equity securities. In addition, the Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track the Underlying Index. The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

The securities that are eligible for inclusion in the Underlying Index are common stock of non-U.S. companies headquartered in developed countries outside the U.S. All eligible securities must have a minimum of 52-week average daily trade volume of  $5 million and 100,000 shares as well as have commenced trading at least two (2) full quarters prior to the annual reconstitution. Additionally, eligible securities must have a minimum market capitalization of at least $1 billion and a minimum average market capitalization of  $1 billion at the time of the annual reconstitution. As of June 30, 2019, the market capitalization range of the companies included in the Underlying Index was $1.1 billion to $299.3 billion. As of June 30, 2019, the Underlying Index consisted of securities issued by companies domiciled in the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom.

The Underlying Index Components are selected and weighted utilizing a rules-based methodology (“Methodology”) incorporating fundamental factors. The Methodology ranks the universe of eligible securities based on three fundamental factors: Sales (over annual period), Market Share (over annual period), and Operating Margin (3-year average). The Market Share and Operating Margin ranks are determined relative to other eligible securities within the same sector, while the Sales rank is determined relative to all securities within the eligible universe. A composite rank of the three factors is derived as an equal weighted average. The top 500 securities, based on the composite rank, are included in the Index. The weighting of each security within the Index is derived based on the relative value of each security’s composite score. The Index is reconstituted and rebalanced once a year. At time of the annual rebalance, no single component may have a weighting greater than 5% of the Index. In addition to the annual rebalance, on a quarterly basis the weight of any security that exceeds 10% of the Index is reduced to a maximum weight of 10% and the excess amounts are redistributed proportionately among the other Index components.

To the extent the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index. As of June 30, 2019, the primary sectors within the Underlying Index are consumer goods and industrials.

The Underlying Index may include as a component one or more ETFs advised by the Advisor (“Affiliated ETFs”) and the Fund will typically invest in any Affiliated ETF included in the Underlying Index. The Fund also may invest in Affiliated ETFs that are not components of the index if such an investment will help the Fund track the Underlying Index.

For additional information about the Fund’s principal investment strategies, see “Description of the Principal Strategies of the Fund.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index. As of June 30, 2019, the primary sectors within the Underlying Index are consumer goods and industrials.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund.

Authorized Participant Concentration Risk

Only certain large institutions may engage in creation or redemption transactions directly with the Fund (each, an “Authorized Participant”). The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Currency Risk

Investments directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Cyber Security Risk

The Fund is susceptible to operational risks through breaches in cyber security. Such events may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity and could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of the securities issuers or the Fund’s third-party service providers can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed.

Depositary Receipts Risk

Sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts.

Equity Securities Risk

Investments in common stocks and other equity securities are particularly subject to the risk of changes in investors’ perceptions of the financial condition of an issuer, conditions affecting equity markets generally and political and/or economic events. Equity prices may also be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Holders of an issuer’s common stock may be subject to greater risks than holders of its preferred stock and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of an issuer.

Exchange Traded Products Risk

Unlike an investment in a mutual fund, the value of the Fund’s investment in an ETP is based on its market price (rather than NAV) and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or delistings. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETPs. As the Fund’s allocations to Underlying ETPs changes, or the expense ratio of Underlying ETPs change, the operating expenses borne by the Fund from such investments may increase or decrease.

Focused Investment Risk

To the extent that a Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, group of countries, region, industry, group of industries or sector, an adverse economic, market, political or regulatory development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. Different asset classes, countries, groups of countries, regions, industries, groups of industries or sectors tend to go through cycles of outperformance and underperformance in comparison to each other and to the general financial markets.

Foreign Securities Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Some countries and regions have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. Less developed securities markets are more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Foreign Securities Valuation Risk

The Fund’s value may be impacted by events that cause the fair value of foreign securities to materially change between the close of the local exchange on which they trade and the time at which the Fund prices its Shares. Additionally, because foreign exchanges on which securities held by the Fund may be open on days when the Fund does not price its Shares, the potential exists for the value of the securities in the Fund’s portfolio to change on days when shareholders will not be able to purchase or sell Shares. To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on foreign securities markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Geographic Concentration Risk

The Fund may invest a substantial amount of its assets in securities of issuers located in a single country or geographic region. As a result, any changes to the regulatory, political, social or economic conditions in such country or geographic region will generally have greater impact on the Fund than such changes would have on a more geographically diversified fund and may result in increased volatility and greater losses. This risk may be especially pronounced to the extent the Fund invests in countries and regions experiencing, or likely to experience, security concerns, war, threats of war, terrorism, economic uncertainty and natural disasters.

•

Europe Concentration Risk. Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the European Monetary Union (“EMU”), which requires compliance with restrictions on inflation rates, deficits and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the EU and, accordingly, the Fund’s investment in European securities may lead to significant exposure to the euro and events affecting it. Recent market events affecting several EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro, or the exit of a country from the EU or EMU, may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund’s holdings. In particular, the Fund’s investments in the United Kingdom and other European countries may be significantly impacted by the decision of the United Kingdom to leave the EU (known as “Brexit”). Brexit has introduced significant uncertainty and may have a negative impact on the economy and currency of the United Kingdom and European countries, including increased market volatility and illiquidity and potentially lower economic growth.

•

Japan Concentration Risk. Economic growth in Japan is heavily dependent on international trade, government support, and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia, or disruptions to trade caused by trade tariffs, other protectionist measures, and competition from emerging economies, could have a negative impact on the Japanese economy as a whole. The Japanese economy has in the past been negatively affected by, among other factors, government intervention and protectionism and an unstable financial services sector. While the Japanese economy has recently emerged from a prolonged economic downturn, some of these factors, as well as other adverse political developments, increases in government debt, changes to fiscal, monetary or trade policies or other events, such as natural disasters, could have a negative impact on Japanese securities. Japan’s economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor markets may negatively impact Japan’s economic competitiveness.

Index Risk

There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Industry/Sector Concentration Risk

The Fund’s investment of a large percentage of its assets in the securities of issuers within the same industry or sector means that an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A concentration makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is not so concentrated.

Consumer Goods Sector Risk

Companies in the consumer goods sector may be adversely affected by, among other things, changes in domestic and international economies, exchange and interest rates, worldwide demand, competition, consumers’ disposable income levels, propensity to spend and consumer preferences, social trends and marketing campaigns. Companies in the consumer goods sector have historically been characterized as relatively cyclical and therefore more volatile in times of change.

Industrials Sector Risk

Companies in the industrials sector may be affected by, among other things, worldwide economic growth, supply and demand for specific products and services, product obsolescence, environmental damages or product liability claims, rapid technological developments and government regulation. Government spending policies may impact the profitability of the industrials sector since industrials companies, especially aerospace and defense companies, often rely on government demand for their products and services.

Large Capitalization Company Risk

Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Market Risk

Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets, tariffs and other protectionist measures, political developments and uncertainty, central bank policy, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. During a general downturn in the securities markets, multiple asset classes may be negatively affected. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Operational Risk

The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Passive Management Risk

The Fund is not actively managed. The Fund invests in the securities included in, or representative of, the Underlying Index regardless of investment merit. The Fund generally will not attempt to take defensive positions in declining markets and generally will not sell a security because its issuer is in financial trouble, unless that security is removed from (or was no longer useful in tracking a component of) the Underlying Index.

The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Trading Price Risk

Shares of the Fund trade on securities exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates continuously throughout trading hours based on both market supply of and demand for Shares and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s Shares may deviate significantly from NAV during periods of market volatility. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Although it is generally expected that the market price of the Shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, an investor may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s Shares will change in value and you could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of operations and therefore does not report its performance information. The Fund’s performance current to the most recent month-en is available by calling 1-999-474-7725 or by visiting nylinvestments.com/etfs.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet completed a full calendar year of operations and therefore does not report its performance information
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-999-474-7725
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	nylinvestments.com/etfs
IQ 500 International ETF | IQ 500 International ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	83
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	145
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 330

[1]	IndexIQ Advisors LLC has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.25% of the average daily net assets of the Fund. The agreement will remain in effect until August 31, 2020 unless terminated by the Board of Trustees.